Inventories - Summary of Consolidated Balance of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Materials and spare parts	$ 563	$ 372
Finished goods	406	343
Raw materials	329	242
Work-in-process	284	225
Inventory in transit	87	79
Current inventories	$ 1,669	$ 1,261